Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
January 31, 2026
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 93.8%
Arizona — 1 .7%
$ 3,000,000 Arizona Board of Regents Current
Refunding Revenue Bonds, Series
A,
5 .00% , 07/01/28 ........... $ 3,195,363
3,000,000 Arizona Board of Regents Current
Refunding Revenue Bonds, Series
A,
5 .00% , 07/01/29 ........... 3,271,658
3,190,000 Arizona Board of Regents Current
Refunding Revenue Bonds, Series
A,
5 .00% , 07/01/30 ........... 3,552,091
5,000,000 Arizona Board of Regents Current
Refunding Revenue Bonds, Series
A,
5 .00% , 07/01/32 ........... 5,752,567
5,150,000 Arizona Board of Regents Current
Refunding Revenue Bonds, Series
A,
5 .00% , 07/01/34 ........... 6,073,451
5,000,000 Arizona Board of Regents Current
Refunding Revenue Bonds, Series
A,
5 .00% , 07/01/35 ........... 5,940,816
5,000,000 City of Phoenix Civic Improvement
Corp. Current Refunding
Revenue Bonds,
5 .00% , 07/01/29 ........... 5,376,438
2,005,000 City of Phoenix School Improvements
GO, Series B,
4 .41% , 07/01/28 ........... 2,040,952
2,925,000 City of Scottsdale Recreation Facilities
Improvements GO,
5 .00% , 07/01/37 ........... 3,411,886
3,950,000 Salt River Project Agricultural
Improvement & Power District
Advance Refunding Revenue
Bonds, Series A,
5 .00% , 01/01/33 ........... 4,039,154
7,180,000 Salt River Project Agricultural
Improvement & Power District
Current Refunding Revenue
Bonds, Series B,
5 .00% , 01/01/36 ........... 8,526,173
7,100,000 Salt River Project Agricultural
Improvement & Power District
Current Refunding Revenue
Bonds, Series B,
5 .00% , 01/01/37 ........... 8,349,553
Principal
Amount Value
Arizona (continued)
$ 6,810,000 Salt River Project Agricultural
Improvement & Power District
Revenue Bonds, Series A,
5 .00% , 01/01/43 ........... $ 7,369,912
8,500,000 Scottsdale Municipal Property Corp.
Water Utility Improvements
Revenue Bonds,
5 .00% , 07/01/38 ........... 9,846,010
76,746,024
California — 2 .8%
4,000,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series B,
5 .00% , 08/15/33 ........... 4,831,906
4,735,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
5 .00% , 05/15/32 ........... 5,310,589
2,250,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5 .00% , 05/15/27 ........... 2,318,858
2,810,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series D,
5 .00% , 05/15/27 ........... 2,917,057
2,000,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series D,
5 .00% , 05/15/30 ........... 2,264,279
10,000,000 County of Santa Clara GO, Series C,
4 .30% , 08/01/27 ........... 10,107,157
10,000,000 County of Santa Clara GO, Series C,
4 .33% , 08/01/29 ........... 10,188,993
5,000,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series A,
5 .00% , 07/01/27 ........... 5,188,992
4,200,000 San Francisco City & County Airport
& Marina Improvements
Revenue Bonds, Series A,
5 .00% , 05/01/34 ........... 4,831,339
11,000,000 San Francisco City & County Public
Utilities Commission Wastewater
Revenue Bonds, Series A,
4 .66% , 10/01/27 ........... 11,162,560
2,520,000 State of California Current Refunding
GO,
5 .00% , 03/01/26 ........... 2,526,166

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
California (continued)
$ 7,500,000 State of California Current Refunding
GO,
5 .00% , 03/01/27 ........... $ 7,744,123
10,000,000 State of California Current Refunding
GO,
5 .00% , 10/01/37 ........... 11,158,344
16,195,000 State of California Current Refunding
GO, (AGM),
5 .25% , 08/01/32 ........... 18,722,163
15,000,000 State of California Water Utility
Improvements GO,
5 .00% , 09/01/26 ........... 15,266,852
10,000,000 University of California University &
College Improvements Revenue
Bonds, Series BK,
5 .00% , 05/15/32 ........... 11,728,830
126,268,208
Colorado — 2 .9%
20,000,000 Boulder Larimer & Weld Counties
St. Vrain Valley School District
School Improvements GO, Series
1J, (State Aid Withholding),
5 .00% , 12/15/26 ........... 20,485,742
27,720,000 City & County of Denver Co. Airport
System & Marina Improvements
Refunding Revenue Bonds, Series
A,
5 .00% , 12/01/28 ........... 29,432,827
11,590,000 City & County of Denver Co. Airport
System Refunding Revenue
Bonds, Series A,
5 .00% , 11/15/27 ........... 12,084,381
6,175,000 City & County of Denver Co. Airport
System Revenue Bonds, Series A,
5 .00% , 11/15/36 ........... 6,766,673
10,000,000 City & County of Denver Co. Airport
System Revenue Bonds, Series A,
5 .00% , 12/01/32 ........... 10,542,639
2,225,000 City & County of Denver Co. Airport
System Revenue Bonds, Series C,
5 .00% , 11/15/27 ........... 2,329,865
3,500,000 Colorado Health Facilities Authority
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 05/15/37 ........... 3,888,244
1,000,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
4 .33% , 05/01/29 ........... 1,014,250
Principal
Amount Value
Colorado (continued)
$ 1,295,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
4 .51% , 05/01/30 ........... $ 1,317,444
2,245,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
4 .63% , 05/01/31 ........... 2,286,663
2,935,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
4 .83% , 05/01/32 ........... 2,996,472
2,750,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
4 .93% , 05/01/33 ........... 2,789,463
2,425,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
5 .15% , 11/01/36 ........... 2,430,972
2,000,000 Denver City & County School District
No 1 Current Refunding GO,
Series B, (State Aid Withholding),
5 .00% , 12/01/26 ........... 2,046,226
11,330,000 University of Colorado Current
Refunding Revenue Bonds, Series
A,
5 .00% , 06/01/26 ........... 11,432,222
7,250,000 University of Colorado Hospital
Authority Health Care Facilities
Revenue Bonds, Series A,
5 .00% , 11/15/29 ........... 7,930,114
10,000,000 University of Colorado Hospital
Authority Health Care Facilities
Revenue Bonds, Series B,
5 .00% , 11/15/31 ........... 11,345,901
131,120,098
Connecticut — 3 .7%
12,500,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series 2,
5 .00% , 07/01/64 ........... 14,283,338
5,000,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series C-1,
5 .00% , 07/01/40 ........... 5,257,675

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
Connecticut (continued)
$ 11,000,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series S,
5 .00% , 07/01/27 ........... $ 11,432,202
5,260,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series U,
5 .00% , 07/01/33 (a) ......... 6,170,795
4,715,000 State of Connecticut GO, Series A,
5 .38% , 05/01/27 ........... 4,813,730
6,295,000 State of Connecticut GO, Series D,
5 .00% , 07/15/26 ........... 6,374,024
6,000,000 State of Connecticut Public
Improvements GO, Series A,
3 .85% , 09/15/27 ........... 6,016,855
5,000,000 State of Connecticut Public
Improvements GO, Series A,
4 .79% , 03/15/31 ........... 5,169,921
10,000,000 State of Connecticut Public
Improvements GO, Series C,
5 .00% , 08/15/28 ........... 10,672,521
10,000,000 State of Connecticut Public
Improvements GO, Series C,
5 .00% , 08/15/29 ........... 10,931,498
8,000,000 State of Connecticut Public
Improvements GO, Series C,
5 .00% , 08/15/30 ........... 8,935,986
10,000,000 State of Connecticut Public
Improvements GO, Series C,
5 .00% , 08/15/31 ........... 11,376,321
10,000,000 State of Connecticut Public
Improvements GO, Series C,
5 .00% , 08/15/32 ........... 11,554,297
6,775,000 State of Connecticut Special Tax
Current Refunding Revenue
Bonds, Series B,
5 .00% , 07/01/30 ........... 7,545,825
10,000,000 State of Connecticut Special Tax
Highway Improvements Revenue
Bonds, Series A,
5 .00% , 01/01/35 ........... 10,439,318
20,000,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A-1,
5 .00% , 07/01/27 ........... 20,786,676
Principal
Amount Value
Connecticut (continued)
$ 6,500,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A-1,
5 .00% , 07/01/28 ........... $ 6,916,336
5,865,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A-1,
5 .00% , 07/01/29 ........... 6,391,247
165,068,565
Delaware — 1 .7%
10,000,000 Delaware State Health Facilities
Authority Current Refunding
Revenue Bonds,
5 .00% , 10/01/45 ........... 10,273,896
5,000,000 Delaware State Health Facilities
Authority Health Care Facilities
Revenue Bonds,
5 .00% , 10/01/42 ........... 5,499,638
6,500,000 Delaware State Health Facilities
Authority Health Care Facilities
Revenue Bonds,
5 .00% , 10/01/44 ........... 6,991,453
6,780,000 Delaware Transportation Authority
Public Improvements Revenue
Bonds,
5 .00% , 07/01/27 ........... 7,048,613
7,705,000 State of Delaware Current Refunding
GO, Series A,
5 .00% , 10/01/27 ........... 8,058,249
3,620,000 State of Delaware Current Refunding
GO, Series B,
5 .00% , 07/01/26 ........... 3,661,651
9,005,000 State of Delaware Public
Improvements GO, Series A,
5 .00% , 05/01/26 ........... 9,066,993
3,375,000 University of Delaware Current
Refunding Revenue Bonds, Series
A,
5 .00% , 11/01/32 ........... 3,907,040
9,500,000 University of Delaware Current
Refunding Revenue Bonds, Series
A,
5 .00% , 11/01/34 ........... 11,271,676
7,500,000 University of Delaware Current
Refunding Revenue Bonds, Series
A,
5 .00% , 11/01/36 ........... 8,763,376
74,542,585

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
District of Columbia — 2 .9%
$ 5,045,000 District of Columbia Cash Flow
Management GO, Series B,
5 .00% , 08/01/29 ........... $ 5,510,421
3,660,000 District of Columbia Current
Refunding Revenue Bonds, Series
C,
5 .00% , 12/01/26 ........... 3,744,686
3,500,000 District of Columbia Income Tax
Public Improvements Revenue
Bonds, Series B,
5 .00% , 10/01/27 ........... 3,661,343
4,280,000 District of Columbia Income Tax
Revenue Bonds, Series A,
5 .00% , 05/01/43 ........... 4,620,314
12,675,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series A,
5 .00% , 07/01/36 ........... 14,258,976
10,000,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series A,
5 .00% , 07/01/47 ........... 10,386,452
7,185,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series B,
3 .81% , 07/01/30 ........... 7,167,852
6,000,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series B,
3 .86% , 07/01/31 ........... 5,958,220
7,440,000 District of Columbia Public
Improvements GO, Series A,
5 .00% , 08/01/26 ........... 7,543,235
4,150,000 District of Columbia Public
Improvements GO, Series A,
5 .00% , 08/01/28 ........... 4,428,259
5,000,000 District of Columbia Public
Improvements GO, Series A,
5 .00% , 08/01/29 ........... 5,461,270
2,000,000 District of Columbia Water &
Sewer Authority Cash Flow
Management Revenue Bonds,
Series A,
5 .00% , 10/01/26 ........... 2,035,243
2,565,000 District of Columbia Water &
Sewer Authority Cash Flow
Management Revenue Bonds,
Series A,
5 .00% , 10/01/34 ........... 3,042,682
Principal
Amount Value
District of Columbia (continued)
$ 10,295,000 Metropolitan Washington Airports
Authority Aviation Airport &
Marina Improvements Revenue
Bonds, Series A,
5 .00% , 10/01/29 ........... $ 11,142,062
5,000,000 Metropolitan Washington Airports
Authority Aviation Airport &
Marina Improvements Revenue
Bonds, Series A,
5 .00% , 10/01/30 ........... 5,491,607
5,000,000 Metropolitan Washington Airports
Authority Aviation Airport &
Marina Improvements Revenue
Bonds, Series A,
5 .00% , 10/01/31 ........... 5,570,510
5,000,000 Metropolitan Washington Airports
Authority Aviation Airport &
Marina Improvements Revenue
Bonds, Series A,
5 .00% , 10/01/33 ........... 5,691,743
2,850,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5 .00% , 10/01/26 ........... 2,897,791
3,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5 .00% , 10/01/27 ........... 3,114,378
3,500,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5 .00% , 10/01/28 ........... 3,714,925
2,500,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5 .00% , 10/01/30 ........... 2,745,804
10,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5 .00% , 10/01/31 ........... 11,141,021
129,328,794
Florida — 0 .9%
8,800,000 State of Florida Current Refunding
GO, Series A,
5 .00% , 06/01/26 ........... 8,879,189
10,000,000 State of Florida Current Refunding
GO, Series A,
5 .00% , 06/01/28 ........... 10,626,605

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
Florida (continued)
$ 4,170,000 State of Florida Department of
Transportation Highway
Improvements Revenue Bonds,
Series A,
5 .00% , 07/01/29 ........... $ 4,530,411
15,000,000 State of Florida Department of
Transportation Turnpike System
Current Refunding Revenue
Bonds, Series A,
5 .00% , 07/01/35 ........... 17,918,727
41,954,932
Georgia — 1 .6%
18,480,000 Brookhaven Development Authority
Revenue Bonds, Series A,
4 .00% , 07/01/44 ........... 18,102,823
9,280,000 City of Atlanta Airport Passenger
Facility Charge Airport & Marina
Improvements Revenue Bonds,
Sub-Series D,
5 .00% , 07/01/34 ........... 10,338,747
12,890,000 City of Atlanta Airport Passenger
Facility Charge Airport & Marina
Improvements Revenue Bonds,
Sub-Series D,
5 .00% , 07/01/35 ........... 14,274,587
5,500,000 City of Atlanta Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5 .00% , 07/01/27 ........... 5,675,598
3,250,000 City of Atlanta GA Department of
Aviation Revenue Bonds, Series
B-1,
5 .00% , 07/01/30 ........... 3,559,195
4,350,000 City of Atlanta GA Department of
Aviation Revenue Bonds, Series
B-1,
5 .00% , 07/01/31 ........... 4,839,085
3,460,000 City of Atlanta GA Department of
Aviation Revenue Bonds, Series
B-1,
5 .00% , 07/01/32 ........... 3,896,087
4,000,000 City of Atlanta GA Department of
Aviation Revenue Bonds, Series
B-1,
5 .00% , 07/01/33 ........... 4,550,933
7,350,000 City of Atlanta GA Department of
Aviation Revenue Bonds, Series
B-1,
5 .00% , 07/01/34 ........... 8,436,348
73,673,403
Principal
Amount Value
Hawaii — 1 .5%
$ 3,000,000 City & County of Honolulu Current
Refunding GO, Series G,
5 .00% , 07/01/29 ........... $ 3,271,658
3,190,000 City & County of Honolulu Current
Refunding GO, Series G,
5 .00% , 07/01/30 ........... 3,556,351
6,015,000 State of Hawaii Airports System
Revenue Bonds, Series A,
5 .00% , 07/01/34 ........... 6,485,748
10,350,000 State of Hawaii Airports System
Revenue Bonds, Series A,
5 .00% , 07/01/31 ........... 11,311,448
3,325,000 State of Hawaii Department of Budget
& Finance Current Refunding
Revenue Bonds, Series A,
5 .00% , 07/01/27 ........... 3,435,847
3,000,000 State of Hawaii Department of Budget
& Finance Current Refunding
Revenue Bonds, Series A,
5 .00% , 07/01/29 ........... 3,250,047
3,000,000 State of Hawaii Public Facilities GO,
Series GK,
4 .93% , 10/01/28 ........... 3,096,370
20,000,000 State of Hawaii Public Facilities GO,
Series GK,
5 .06% , 10/01/29 ........... 20,888,740
5,000,000 State of Hawaii Public Facilities GO,
Series GK,
5 .13% , 10/01/30 ........... 5,267,174
4,360,000 State of Hawaii Public Facilities GO,
Series GK,
5 .15% , 10/01/31 ........... 4,611,536
2,000,000 State of Hawaii Public Facilities GO,
Series GK,
5 .20% , 10/01/32 ........... 2,123,775
67,298,694
Idaho — 1 .0%
5,000,000 Idaho Health Facilities Authority
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 03/01/33 ........... 5,740,269
10,000,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5 .00% , 06/01/26 ........... 10,091,324
5,000,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5 .00% , 06/01/28 ........... 5,314,477

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
Idaho (continued)
$ 5,000,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5 .00% , 06/01/29 ........... $ 5,445,517
5,500,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5 .00% , 06/01/31 ........... 6,241,491
5,000,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5 .00% , 06/01/33 ........... 5,833,415
5,500,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5 .00% , 06/01/34 ........... 6,494,298
45,160,791
Illinois — 0 .4%
2,500,000 Illinois Finance Authority Revenue
Bonds, Series A,
5 .00% , 01/01/33 ........... 2,894,749
9,130,000 Illinois Finance Authority Revenue
Bonds, Series A,
5 .00% , 07/01/39 ........... 10,450,005
5,000,000 Metropolitan Water Reclamation
District of Greater Chicago
Advance Refunding GO, Series E,
2 .53% , 12/01/32 ........... 4,499,188
17,843,942
Indiana — 0 .1%
5,000,000 Indiana Finance Authority Health Care
Facilities Revenue Bonds, Series
A1,
5 .00% , 11/15/36 ........... 5,787,801
Iowa — 0 .5%
3,185,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5 .00% , 08/01/31 ........... 3,631,721
16,125,000 Iowa Finance Authority Water Utility
Improvements Revenue Bonds,
Series A,
5 .00% , 08/01/34 ........... 19,036,121
22,667,842
Kansas — 1 .2%
6,595,000 Kansas Development Finance
Authority Water Utility
Improvements Revenue Bonds,
5 .00% , 05/01/38 ........... 7,537,141
Principal
Amount Value
Kansas (continued)
$ 10,510,000 Kansas Development Finance
Authority Water Utility
Improvements Revenue Bonds,
Series SRF,
5 .00% , 05/01/30 ........... $ 11,689,171
13,325,000 Kansas Development Finance
Authority Water Utility
Improvements Revenue Bonds,
Series SRF,
5 .00% , 05/01/32 ........... 15,368,377
12,000,000 State of Kansas Department of
Transportation Highway
Improvements Revenue Bonds,
Series A,
5 .00% , 09/01/26 ........... 12,192,384
2,000,000 State of Kansas Department of
Transportation Highway
Improvements Revenue Bonds,
Series A,
5 .00% , 09/01/27 ........... 2,086,866
4,410,000 State of Kansas Department of
Transportation Highway
Improvements Revenue Bonds,
Series A,
5 .00% , 09/01/28 ........... 4,718,755
53,592,694
Maine — 0 .1%
2,000,000 Maine Turnpike Authority Current
Refunding Revenue Bonds,
5 .00% , 07/01/30 ........... 2,223,283
1,000,000 Maine Turnpike Authority Current
Refunding Revenue Bonds,
5 .00% , 07/01/32 ........... 1,148,466
1,000,000 Maine Turnpike Authority Current
Refunding Revenue Bonds,
5 .00% , 07/01/34 ........... 1,175,842
4,547,591
Maryland — 2 .3%
9,775,000 County of Baltimore Current
Refunding GO,
5 .00% , 02/01/26 ........... 9,775,000
5,685,000 County of Baltimore Current
Refunding GO,
5 .00% , 02/01/29 ........... 6,146,851
13,915,000 County of Montgomery Refunding
GO, Series A,
5 .00% , 08/01/36 ........... 15,412,321

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
Maryland (continued)
$ 4,200,000 Maryland Economic Development
Corp. Public Facilities Revenue
Bonds, Series A,
5 .00% , 06/01/30 ........... $ 4,657,589
4,310,000 Maryland Economic Development
Corp. Public Facilities Revenue
Bonds, Series A,
5 .00% , 06/01/31 ........... 4,870,038
4,630,000 Maryland Economic Development
Corp. Public Facilities Revenue
Bonds, Series A,
5 .00% , 06/01/32 ........... 5,302,869
4,860,000 Maryland Economic Development
Corp. Public Facilities Revenue
Bonds, Series A,
5 .00% , 06/01/33 ........... 5,637,951
20,000,000 State of Maryland School
Improvements GO, Series A,
5 .00% , 06/01/28 ........... 21,268,240
15,000,000 State of Maryland School
Improvements GO, Series A,
5 .00% , 06/01/36 ........... 16,958,252
12,875,000 State of Maryland School
Improvements GO, Series A,
5 .00% , 06/01/38 ........... 14,798,767
104,827,878
Massachusetts — 3 .4%
10,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5 .00% , 10/01/31 ........... 11,468,598
10,000,000 Commonwealth of Massachusetts
Public Improvements GO, Series
A,
5 .00% , 05/01/53 ........... 10,296,925
10,000,000 Commonwealth of Massachusetts
Transit Improvements GO, Series
A,
5 .00% , 02/01/32 ........... 11,536,591
2,775,000 Massachusetts Bay Transportation
Authority Sales Tax Transit
Improvements Revenue Bonds,
Series B,
5 .00% , 07/01/31 ........... 3,172,359
7,500,000 Massachusetts Bay Transportation
Authority Sales Tax Transit
Improvements Revenue Bonds,
Series B,
5 .00% , 07/01/33 ........... 8,849,934
Principal
Amount Value
Massachusetts (continued)
$ 2,000,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5 .00% , 02/01/26 ........... $ 2,000,000
3,500,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5 .00% , 02/01/27 ........... 3,597,493
2,500,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5 .00% , 02/01/28 ........... 2,636,766
2,160,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5 .00% , 02/01/29 ........... 2,338,749
2,000,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5 .00% , 02/01/30 ........... 2,217,843
4,900,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5 .00% , 02/01/42 ........... 5,321,568
10,000,000 Massachusetts Development Finance
Agency Advance Refunding
Revenue Bonds, Series A,
5 .00% , 10/15/27 ........... 10,475,352
17,830,000 Massachusetts Development Finance
Agency Health Care Facilities
Revenue Bonds, Series T,
5 .00% , 03/01/34 ........... 21,002,909
15,000,000 Massachusetts Development Finance
Agency Refunding Revenue
Bonds, Series B,
5 .00% , 02/15/34 ........... 17,764,281
8,575,000 Massachusetts Development Finance
Agency University & College
Improvements Revenue Bonds,
Series A-1,
5 .00% , 05/15/55 ........... 9,834,862
5,000,000 Massachusetts Port Authority Airport
& Marina Improvements
Revenue Bonds, Series A,
5 .00% , 07/01/33 ........... 5,594,550
5,440,000 Massachusetts School Building
Authority Cash Flow
Management Revenue Bonds,
Series B,
5 .00% , 02/15/27 ........... 5,592,250

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
Massachusetts (continued)
$ 7,300,000 Massachusetts School Building
Authority Cash Flow
Management Revenue Bonds,
Series B,
5 .00% , 02/15/31 ........... $ 8,285,331
3,000,000 Massachusetts School Building
Authority Cash Flow
Management Revenue Bonds,
Series B,
5 .00% , 02/15/34 ........... 3,567,783
2,500,000 Massachusetts School Building
Authority Cash Flow
Management Revenue Bonds,
Series B,
5 .00% , 02/15/36 ........... 2,973,176
2,500,000 Massachusetts Water Resources
Authority Cash Flow
Management Revenue Bonds,
Series C,
5 .00% , 08/01/27 ........... 2,602,975
2,160,000 Massachusetts Water Resources
Authority Cash Flow
Management Revenue Bonds,
Series C,
5 .00% , 08/01/29 ........... 2,369,500
153,499,795
Michigan — 0 .2%
6,900,000 Michigan State Building Authority
Refunding Revenue Bonds, Series
I,
5 .00% , 04/15/31 ........... 7,796,596
Minnesota — 0 .5%
5,000,000 Osseo Independent School District No
279 School Improvements GO,
Series A, (School District Credit
Program),
5 .00% , 02/01/26 ........... 5,000,000
7,300,000 Rosemount-Apple Valley-Eagan
Independent School District No
196 School Improvements GO,
Series A, (School District Credit
Program),
5 .00% , 02/01/26 ........... 7,300,000
7,360,000 State of Minnesota School
Improvements GO, Series A,
Group 2,
5 .00% , 08/01/38 ........... 8,227,213
20,527,213
Principal
Amount Value
Missouri — 0 .5%
$ 4,360,000 Health & Educational Facilities
Authority of the State of Missouri
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 11/15/29 ........... $ 4,714,598
4,000,000 Health & Educational Facilities
Authority of the State of Missouri
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 04/01/30 ........... 4,407,785
2,500,000 Health & Educational Facilities
Authority of the State of Missouri
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 11/15/32 ........... 2,812,095
10,245,000 Health & Educational Facilities
Authority of the State of Missouri
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 05/01/33 ........... 11,799,902
23,734,380
Nebraska — 0 .1%
2,345,000 Metropolitan Utilities District of
Omaha Water System Revenue
Bonds,
5 .00% , 12/01/27 ........... 2,459,442
New Hampshire — 0 .5%
20,000,000 New Hampshire Health and Education
Facilities Authority Act University
& College Improvements
Revenue Bonds, Series A,
5 .00% , 06/01/32 ........... 23,072,342
New Jersey — 6 .4%
1,000,000 Camden County Improvement
Authority Current Refunding
Revenue Bonds, Series B,
(County GTY),
5 .00% , 01/15/27 ........... 1,026,176
1,000,000 Camden County Improvement
Authority Current Refunding
Revenue Bonds, Series B,
(County GTY),
5 .00% , 01/15/28 ........... 1,052,418
1,000,000 Camden County Improvement
Authority Current Refunding
Revenue Bonds, Series B,
(County GTY),
5 .00% , 01/15/29 ........... 1,078,738

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
New Jersey (continued)
$ 1,815,000 New Jersey Educational Facilities
Authority Advance Refunding
Revenue Bonds, Series I,
5 .00% , 07/01/34 ........... $ 1,876,790
11,450,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series B,
5 .00% , 07/01/26 ........... 11,581,597
12,210,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series B,
5 .00% , 07/01/28 ........... 13,017,014
7,735,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series B,
5 .00% , 07/01/34 ........... 9,231,519
7,585,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series B,
5 .00% , 07/01/35 ........... 9,123,957
5,000,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5 .00% , 03/01/26 ........... 5,011,065
6,665,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5 .00% , 03/01/27 ........... 6,864,967
4,000,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5 .00% , 03/01/28 ........... 4,228,350
10,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 03/01/27 ........... 10,300,026
15,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 07/01/64 ........... 16,793,157
10,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A1,
5 .00% , 03/01/30 ........... 11,112,645
Principal
Amount Value
New Jersey (continued)
$ 18,800,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A1,
5 .00% , 03/01/36 ........... $ 21,950,169
10,000,000 New Jersey Health Care Facilities
Financing Authority Current
Refunding Revenue Bonds, Series
B,
5 .00% , 07/01/34 ........... 11,809,667
10,000,000 New Jersey Infrastructure Bank Green
Purpose Revenue Bonds, Series
A-2,
5 .00% , 09/01/47 ........... 10,501,403
9,000,000 New Jersey Transportation Trust
Fund Authority Cash Flow
Management Revenue Bonds,
Series A,
5 .00% , 06/15/33 ........... 10,435,007
13,695,000 New Jersey Transportation Trust
Fund Authority Cash Flow
Management Revenue Bonds,
Series AA,
4 .00% , 06/15/40 ........... 13,839,481
5,000,000 New Jersey Transportation Trust
Fund Authority Cash Flow
Management Revenue Bonds,
Series BB,
4 .61% , 06/15/26 ........... 5,015,032
3,210,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5 .00% , 06/15/31 ........... 3,619,372
7,250,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5 .00% , 06/15/32 ........... 8,223,339
5,000,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5 .00% , 06/15/33 ........... 5,647,025
12,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series A,
5 .00% , 01/01/34 ........... 14,000,476

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
New Jersey (continued)
$ 5,410,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1 .48% , 01/01/28 ........... $ 5,183,425
9,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1 .28% , 01/01/27 ........... 8,806,432
1,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
5 .00% , 01/01/27 ........... 1,024,506
5,500,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1 .81% , 01/01/30 ........... 5,074,319
4,250,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series E,
5 .00% , 01/01/32 ........... 4,451,240
10,000,000 New Jersey Turnpike Authority Cash
Flow Management Revenue
Bonds, Series B,
5 .00% , 01/01/31 ........... 11,215,647
3,755,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series C,
5 .00% , 01/01/29 ........... 4,036,902
3,400,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series C,
5 .00% , 01/01/30 ........... 3,738,244
5,500,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5 .00% , 01/01/43 ........... 6,084,361
2,500,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5 .00% , 01/01/29 ........... 2,557,994
4,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5 .00% , 01/01/34 ........... 4,081,652
3,750,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series B,
5 .00% , 01/01/42 ........... 4,092,272
Principal
Amount Value
New Jersey (continued)
$ 5,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series B,
5 .00% , 01/01/44 ........... $ 5,412,184
12,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series B,
5 .00% , 01/01/46 ........... 12,656,089
2,000,000 Rutgers The State University of New
Jersey Advance Refunding
Revenue Bonds, Series S,
1 .66% , 05/01/28 ........... 1,910,665
287,665,322
New York — 7 .6%
8,360,000 City of New York Current Refunding
GO, Series A-1,
5 .00% , 08/01/30 ........... 9,315,321
15,000,000 City of New York Current Refunding
GO, Series B-2,
4 .06% , 08/01/26 ........... 15,012,103
12,335,000 City of New York Public
Improvements GO, Series B-2,
5 .31% , 10/01/27 ........... 12,634,303
10,000,000 City of New York Public
Improvements GO, Series B-3,
5 .00% , 09/01/26 (a) ......... 10,156,939
8,890,000 City of New York Public
Improvements GO, Subseries
D-2,
3 .66% , 12/01/26 ........... 8,879,998
19,825,000 City of New York Public
Improvements GO, Sub-Series
E-2,
4 .57% , 04/01/28 ........... 20,125,160
2,105,000 Empire State Development Corp.  Pre-
refunded Advance Refunding
Revenue Bonds, Series A,
5 .00% , 03/15/26 (b) ......... 2,112,182
10,000,000 Empire State Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5 .00% , 03/15/30 ........... 11,094,495
10,000,000 Empire State Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5 .00% , 03/15/31 ........... 11,312,124
20,000,000 Empire State Development Corp.
Transit Improvements Revenue
Bonds, Series A,
5 .00% , 03/15/36 ........... 23,043,032

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
New York (continued)
$ 10,000,000 Nassau County Interim Finance
Authority Cash Flow
Management Revenue Bonds,
Series A,
5 .00% , 11/15/27 ........... $ 10,519,552
9,000,000 New York City Municipal Water
Finance Authority Water Utility
Improvements Revenue Bonds,
Series BB,
5 .00% , 06/15/47 ........... 9,501,314
15,000,000 New York City Transitional Finance
Authority Current Refunding
Revenue Bonds, Series 1,
5 .00% , 11/01/29 ........... 16,446,552
9,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds,
5 .00% , 02/01/31 ........... 9,222,735
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Series F-2,
4 .90% , 02/01/32 ........... 10,318,389
14,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5 .00% , 11/01/28 ........... 14,396,264
15,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5 .05% , 11/01/29 ........... 15,543,078
15,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5 .15% , 11/01/30 ........... 15,656,502
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5 .25% , 11/01/31 ........... 10,500,030
14,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5 .35% , 11/01/32 ........... 14,781,173
1,785,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series B,
5 .00% , 05/01/26 ........... 1,796,931
2,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series B,
5 .00% , 05/01/27 ........... 2,067,704
Principal
Amount Value
New York (continued)
$ 8,560,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series F-1,
5 .00% , 02/01/45 ........... $ 9,043,409
9,335,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series I,
5 .27% , 05/01/34 ........... 9,792,531
10,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series A,
5 .00% , 03/15/36 ........... 11,767,685
10,000,000 New York State Thruway Authority
Transit Improvements Revenue
Bonds, Series A,
5 .00% , 03/15/39 ........... 11,076,348
6,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/28 ........... 6,061,823
10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/29 ........... 10,678,530
6,500,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/30 ........... 7,079,071
10,210,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/31 ........... 11,467,378
10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/32 ........... 11,146,176
342,548,832
North Carolina — 2 .5%
3,295,000 City of Charlotte Current Refunding
GO, Series B,
5 .00% , 07/01/28 ........... 3,513,584
3,000,000 City of Charlotte GO, Series A,
4 .75% , 06/01/33 ........... 3,115,645
1,235,000 City of Charlotte Water & Sewer
System Refunding Revenue
Bonds,
5 .00% , 07/01/27 ........... 1,282,962

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
North Carolina (continued)
$ 3,575,000 City of Raleigh NC Combined
Enterprise System Current
Refunding Revenue Bonds,
5 .00% , 12/01/33 ........... $ 4,222,890
3,535,000 City of Raleigh NC Combined
Enterprise System Current
Refunding Revenue Bonds,
5 .00% , 12/01/34 ........... 4,222,183
4,305,000 City of Raleigh NC Combined
Enterprise System Current
Refunding Revenue Bonds,
5 .00% , 12/01/35 ........... 5,172,575
10,250,000 County of Cabarrus Current
Refunding Revenue Bonds, Series
A,
5 .00% , 08/01/32 ........... 11,859,663
10,200,000 County of Guilford School
Improvements GO,
5 .00% , 03/01/30 ........... 11,313,820
15,000,000 County of Guilford School
Improvements GO,
5 .00% , 03/01/35 ........... 17,900,608
11,285,000 County of Mecklenburg Correctional
Facilities Improvements Revenue
Bonds,
5 .00% , 02/01/27 ........... 11,598,782
11,195,000 County of Mecklenburg Correctional
Facilities Improvements Revenue
Bonds,
5 .00% , 02/01/29 ........... 12,086,889
11,645,000 County of Mecklenburg GO,
5 .00% , 09/01/26 ........... 11,833,390
6,000,000 North Carolina Medical Care
Commission Current Refunding
Revenue Bonds, Series A,
5 .00% , 06/01/32 ........... 6,842,179
6,000,000 North Carolina Medical Care
Commission Current Refunding
Revenue Bonds, Series A,
5 .00% , 06/01/37 ........... 6,895,518
111,860,688
Ohio — 4 .6%
2,000,000 City of Columbus Public
Improvements GO, Series A,
5 .00% , 08/15/26 ........... 2,029,578
5,500,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Sewer Improvements
Revenue Bonds,
5 .00% , 06/01/30 ........... 6,127,554
Principal
Amount Value
Ohio (continued)
$ 11,735,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Sewer Improvements
Revenue Bonds,
5 .00% , 06/01/31 ........... $ 13,334,108
11,885,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Sewer Improvements
Revenue Bonds,
5 .00% , 06/01/32 ........... 13,731,148
14,975,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Sewer Improvements
Revenue Bonds,
5 .00% , 06/01/33 ........... 17,544,390
14,035,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Sewer Improvements
Revenue Bonds,
5 .00% , 06/01/34 ........... 16,661,363
7,640,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 12/01/47 ........... 8,084,691
2,500,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 06/01/30 ........... 2,785,252
2,500,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 12/01/30 ........... 2,813,915
3,000,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 06/01/31 ........... 3,408,805
6,825,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 06/01/32 ........... 7,885,157
5,360,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 12/01/32 ........... 6,236,289
3,475,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 06/01/33 ........... 4,071,236

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
Ohio (continued)
$ 3,700,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 06/01/33 ........... $ 4,334,841
5,940,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 12/01/33 ........... 7,005,829
5,930,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 06/01/34 ........... 7,039,678
6,820,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 12/01/34 ........... 8,138,028
4,720,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 12/01/35 ........... 5,622,955
5,000,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 06/01/36 ........... 5,922,770
10,000,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 12/01/41 ........... 11,364,521
5,615,000 State of Ohio Correctional Facilities
Improvements Revenue Bonds,
Series A,
5 .00% , 10/01/30 ........... 6,277,685
4,000,000 State of Ohio Correctional Facilities
Improvements Revenue Bonds,
Series A,
5 .00% , 10/01/32 ........... 4,606,070
3,500,000 State of Ohio Correctional Facilities
Improvements Revenue Bonds,
Series A,
5 .00% , 10/01/33 ........... 4,073,862
2,500,000 State of Ohio Correctional Facilities
Improvements Revenue Bonds,
Series A,
5 .00% , 10/01/34 ........... 2,935,681
8,080,000 State of Ohio School Improvements
GO, Series A,
5 .00% , 06/15/32 ........... 9,324,793
11,025,000 State of Ohio University & College
Improvements GO, Series A,
5 .00% , 05/01/33 ........... 12,877,732
Principal
Amount Value
Ohio (continued)
$ 10,805,000 State of Ohio University & College
Improvements GO, Series A,
5 .00% , 05/01/34 ........... $ 12,779,920
207,017,851
Oklahoma — 0 .9%
8,420,000 City of Oklahoma Public
Improvements GO,
5 .00% , 03/01/29 ........... 9,118,464
8,420,000 City of Oklahoma Public
Improvements GO,
5 .00% , 03/01/30 ........... 9,324,860
8,420,000 City of Oklahoma Public
Improvements GO,
5 .00% , 03/01/34 ........... 9,722,477
5,675,000 Oklahoma City Water Utilities Trust
Advance Refunding Revenue
Bonds,
3 .68% , 07/01/29 ........... 5,653,244
2,750,000 Oklahoma Water Resources Board
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 04/01/31 ........... 3,096,802
2,335,000 Oklahoma Water Resources Board
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 04/01/34 ........... 2,731,344
39,647,191
Oregon — 1 .2%
2,000,000 City of Portland Water System
Revenue Bonds, Series A,
5 .00% , 05/01/28 ........... 2,120,897
3,350,000 City of Portland Water System
Revenue Bonds, Series A,
5 .00% , 05/01/30 ........... 3,718,957
2,300,000 City of Portland Water System
Revenue Bonds, Series A,
5 .00% , 05/01/31 ........... 2,603,730
15,000,000 Metro Recreational Facilities
Improvements GO,
5 .00% , 06/01/26 ........... 15,137,586
15,000,000 Metro Recreational Facilities
Improvements GO,
5 .00% , 06/01/27 ........... 15,553,843
15,000,000 Metro Recreational Facilities
Improvements GO,
5 .00% , 06/01/28 ........... 15,954,000
55,089,013

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
Pennsylvania — 2 .5%
$ 11,500,000 Commonwealth of Pennsylvania
Current Refunding GO,
4 .00% , 02/15/34 ........... $ 12,589,414
10,000,000 Commonwealth of Pennsylvania
Current Refunding GO, Series D,
5 .00% , 09/01/26 ........... 10,159,154
5,000,000 Pennsylvania Higher Educational
Facilities Authority University &
College Improvements Revenue
Bonds, Series A,
5 .00% , 02/15/35 ........... 5,912,001
7,325,000 Pennsylvania State University
University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 09/01/30 ........... 8,173,754
9,105,000 Pennsylvania State University
University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 09/01/31 ........... 10,347,673
2,880,000 Pennsylvania State University
University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 09/01/32 ........... 3,322,846
12,020,000 Philadelphia Authority for Industrial
Development Health Care
Facilities Revenue Bonds, Series
A,
5 .00% , 07/01/45 ........... 12,779,814
15,000,000 Philadelphia Authority for Industrial
Development Health Care
Facilities Revenue Bonds, Series
A,
4 .00% , 07/01/49 ........... 13,800,300
7,000,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5 .00% , 07/01/26 ........... 7,074,915
5,890,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5 .00% , 07/01/27 ........... 6,106,362
6,275,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5 .00% , 07/01/28 ........... 6,657,754
Principal
Amount Value
Pennsylvania (continued)
$ 8,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5 .00% , 07/01/29 ........... $ 9,211,372
6,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5 .00% , 07/01/30 ........... 7,188,838
113,324,197
South Carolina — 0 .5%
3,695,000 Renewable Water Resources Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/32 ........... 4,256,834
3,830,000 Renewable Water Resources Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/33 ........... 4,474,797
4,290,000 Renewable Water Resources Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/35 ........... 5,019,793
2,000,000 South Carolina Jobs-Economic
Development Authority Revenue
Bonds, Series A,
5 .00% , 11/01/33 ........... 2,291,441
6,475,000 South Carolina Jobs-Economic
Development Authority Revenue
Bonds, Series A,
5 .00% , 11/01/34 ........... 7,512,419
23,555,284
South Dakota — 0 .2%
7,955,000 South Dakota Health & Educational
Facilities Authority Revenue
Bonds, Series A,
5 .00% , 07/01/31 ........... 8,844,140
Texas — 26 .2%
7,250,000 Allen Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 02/15/26 ........... 7,257,254
10,000,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5 .00% , 08/15/29 ........... 10,936,491
14,700,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5 .00% , 08/15/35 ........... 17,209,978

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 14,775,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5 .00% , 08/15/37 ........... $ 16,980,578
7,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5 .00% , 08/15/26 ........... 7,103,221
13,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5 .00% , 08/15/27 ........... 13,542,454
17,250,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5 .00% , 08/15/28 ........... 18,429,481
5,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5 .00% , 08/15/31 ........... 5,678,926
6,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5 .00% , 08/15/32 ........... 6,920,899
15,520,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5 .00% , 08/15/39 ........... 17,982,485
7,470,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series B,
5 .00% , 08/15/31 ........... 8,491,460
10,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series B,
5 .00% , 08/15/33 ........... 11,706,039
1,820,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series B,
5 .00% , 08/15/38 ........... 2,075,735
5,000,000 City of Austin Airport System Revenue
Bonds,
5 .00% , 11/15/28 ........... 5,294,525
125,000 City of Austin TX Water &
Wastewater System Revenue  Pre-
refunded Advance Refunding
Revenue Bonds,
5 .00% , 11/15/26 (b) ......... 127,458
Principal
Amount Value
Texas (continued)
$ 4,875,000 City of Austin TX Water &
Wastewater System Revenue
Advance Refunding Revenue
Bonds,
5 .00% , 11/15/29 ........... $ 4,973,585
360,000 City of Austin Water & Wastewater
System Advance Refunding
Revenue Bonds,
5 .00% , 11/15/27 ........... 375,966
3,530,000 City of Austin Water & Wastewater
System Advance Refunding
Revenue Bonds,
5 .00% , 11/15/27 ........... 3,694,787
2,185,000 City of Austin Water & Wastewater
System Current Refunding
Revenue Bonds,
5 .00% , 11/15/30 ........... 2,450,955
5,000,000 City of El Paso Water & Sewer
Refunding Revenue Bonds,
5 .00% , 03/01/46 ........... 5,250,420
17,095,000 Comal Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 02/15/35 ........... 19,957,276
2,000,000 Conroe Independent School District
Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/27 ........... 2,056,848
3,690,000 Conroe Independent School District
Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/28 ........... 3,892,844
2,000,000 Conroe Independent School District
Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/30 ........... 2,208,122
13,000,000 Conroe Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 02/15/41 ........... 14,535,349
7,500,000 County of Bexar Pre-refunded Advance
Refunding GO,
5 .00% , 06/15/26 (b) ......... 7,572,470
6,400,000 County of Collin Public Facilities GO,
5 .00% , 02/15/26 ........... 6,406,025
6,730,000 County of Collin Public Facilities GO,
5 .00% , 02/15/27 ........... 6,918,493
5,145,000 County of Harris Refunding GO,
Series A,
5 .00% , 09/15/29 ........... 5,618,270

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 5,000,000 County of Harris Refunding GO,
Series A,
5 .00% , 09/15/30 ........... $ 5,570,958
7,000,000 County of Harris Refunding GO,
Series A,
5 .00% , 09/15/31 ........... 7,940,750
6,085,000 County of Harris Refunding GO,
Series A,
5 .00% , 09/15/33 ........... 7,095,723
2,100,000 County of Harris Toll Road Current
Refunding Revenue Bonds, Series
A,
5 .00% , 08/15/28 ........... 2,242,941
2,500,000 County of Harris Toll Road Revenue
Bonds, Series A,
5 .00% , 08/15/26 ........... 2,536,663
2,250,000 County of Harris Toll Road Revenue
Bonds, Series A,
5 .00% , 08/15/27 ........... 2,344,060
6,350,000 County of Harris Toll Road Revenue
Bonds, Series A,
5 .00% , 08/15/28 ........... 6,782,227
3,250,000 County of Harris Toll Road Revenue
Bonds, Series A,
5 .00% , 08/15/29 ........... 3,552,348
2,500,000 County of Harris Toll Road Revenue
Bonds, Series A,
5 .00% , 08/15/30 ........... 2,790,529
5,000,000 County of Harris Toll Road Revenue
Bonds, Series A,
5 .00% , 08/15/31 ........... 5,687,115
6,695,000 County of Harris Toll Road Revenue
Bonds, Series A,
5 .00% , 08/15/32 ........... 7,738,103
3,000,000 County of Harris Toll Road Revenue
Bonds, Series A,
5 .00% , 08/15/33 ........... 3,513,654
10,000,000 County of Travis Public Improvements
GO,
5 .00% , 03/01/27 ........... 10,292,967
14,970,000 County of Travis Public Improvements
GO,
5 .00% , 03/01/30 ........... 16,504,111
9,150,000 Cypress-Fairbanks Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/30 ........... 10,109,603
9,500,000 Cypress-Fairbanks Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/31 ........... 10,703,942
Principal
Amount Value
Texas (continued)
$ 14,020,000 Cypress-Fairbanks Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/32 ........... $ 16,035,724
5,000,000 Cypress-Fairbanks Independent School
District School Improvements
GO, Series B, (PSF-GTD),
4 .00% , 02/15/44 ........... 4,898,728
5,000,000 Dallas Independent School District
School Improvements GO, Series
A, (PSF-GTD),
5 .00% , 02/15/33 ........... 5,784,886
5,000,000 Dallas Independent School District
School Improvements GO, Series
A, (PSF-GTD),
5 .00% , 02/15/34 ........... 5,845,976
5,000,000 Dallas Independent School District
School Improvements GO, Series
A, (PSF-GTD),
5 .00% , 02/15/35 ........... 5,899,586
5,000,000 Denton Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/34 ........... 5,805,502
16,460,000 Denton Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/48 ........... 17,082,017
5,250,000 Forney Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/29 ........... 5,732,302
4,750,000 Forney Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/30 ........... 5,297,926
3,750,000 Forney Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/31 ........... 4,260,696
4,500,000 Forney Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/32 ........... 5,188,851
5,000,000 Fort Bend Independent School District
School Improvements GO, Series
A, (PSF-GTD),
5 .00% , 08/15/26 ........... 5,073,326

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 5,000,000 Frisco Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5 .00% , 02/15/30 ........... $ 5,512,182
5,500,000 Frisco Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5 .00% , 02/15/31 ........... 6,171,989
5,000,000 Frisco Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5 .00% , 02/15/32 ........... 5,694,781
10,880,000 Grapevine-Colleyville Independent
School District Current
Refunding GO, (PSF-GTD),
5 .00% , 08/15/29 ........... 11,852,435
6,510,000 Grapevine-Colleyville Independent
School District Current
Refunding GO, (PSF-GTD),
5 .00% , 08/15/30 ........... 7,240,171
5,750,000 Gregory-Portland Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 02/15/28 ........... 6,067,264
10,365,000 Gregory-Portland Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 02/15/29 ........... 11,159,796
3,100,000 Gregory-Portland Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 02/15/30 ........... 3,408,760
9,850,000 Gregory-Portland Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 02/15/37 ........... 10,901,588
2,500,000 Gregory-Portland Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 02/15/39 ........... 2,796,321
9,000,000 Harris County Flood Control District
Refunding GO,
5 .00% , 09/15/29 ........... 9,827,878
6,000,000 Harris County Flood Control District
Refunding GO,
5 .00% , 09/15/30 ........... 6,685,150
5,000,000 Houston Independent School District
Current Refunding GO, Series B,
(PSF-GTD),
5 .00% , 02/15/26 ........... 5,004,984
Principal
Amount Value
Texas (continued)
$ 2,500,000 Houston Independent School District
Current Refunding GO, Series B,
(PSF-GTD),
5 .00% , 02/15/27 ........... $ 2,572,362
8,635,000 Judson Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5 .00% , 02/01/32 ........... 9,855,676
17,090,000 Judson Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5 .00% , 02/01/33 ........... 19,765,643
6,205,000 Katy Independent School District
Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/26 ........... 6,211,208
5,000,000 Katy Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 02/15/46 ........... 5,258,649
5,000,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/01/30 ........... 5,561,191
11,000,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/01/32 ........... 12,634,638
10,000,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/01/33 ........... 11,618,648
7,560,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/01/34 ........... 8,879,001
5,000,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/01/35 ........... 5,910,941
5,000,000 Leander Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 02/15/27 ........... 5,137,441
5,000,000 Leander Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 02/15/28 ........... 5,275,882

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 5,000,000 Lewisville Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/28 ........... $ 5,354,675
10,000,000 Lone Star College System Advance
Refunding GO,
5 .00% , 02/15/29 ........... 10,020,039
2,500,000 Mesquite Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/30 ........... 2,790,666
4,000,000 Mesquite Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/31 ........... 4,546,967
2,500,000 Mesquite Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/33 ........... 2,913,441
2,500,000 Mesquite Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/34 ........... 2,935,093
5,140,000 North East Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 08/01/30 ........... 5,719,227
6,085,000 North East Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 08/01/31 ........... 6,892,393
5,245,000 North East Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 08/01/32 ........... 6,031,209
2,900,000 North East Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 08/01/33 ........... 3,377,992
5,500,000 North East Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 08/01/34 ........... 6,477,877
4,925,000 North Texas Municipal Water District
Refunding Revenue Bonds,
5 .00% , 06/01/29 ........... 5,350,350
5,170,000 North Texas Municipal Water District
Refunding Revenue Bonds,
5 .00% , 06/01/30 ........... 5,740,070
Principal
Amount Value
Texas (continued)
$ 5,985,000 North Texas Municipal Water District
Refunding Revenue Bonds,
5 .00% , 06/01/33 ........... $ 6,957,093
4,600,000 North Texas Municipal Water District
Refunding Revenue Bonds,
5 .00% , 06/01/35 ........... 5,434,110
5,000,000 North Texas Municipal Water District
Water System Current Refunding
Revenue Bonds,
5 .00% , 09/01/31 ........... 5,683,136
5,000,000 North Texas Municipal Water District
Water System Current Refunding
Revenue Bonds,
5 .00% , 09/01/32 ........... 5,769,544
10,000,000 North Texas Municipal Water District
Water System Current Refunding
Revenue Bonds,
5 .00% , 09/01/33 ........... 11,665,845
5,000,000 North Texas Municipal Water District
Water System Current Refunding
Revenue Bonds,
5 .00% , 09/01/34 ........... 5,892,624
9,500,000 North Texas Municipal Water District
Water System Current Refunding
Revenue Bonds,
5 .00% , 09/01/37 ........... 10,986,028
13,420,000 Permanent University Fund - Texas
A&M University System Current
Refunding Revenue Bonds, Series
A,
5 .00% , 07/01/27 ........... 13,941,559
3,605,000 Permanent University Fund - Texas
A&M University System Current
Refunding Revenue Bonds, Series
A,
5 .00% , 07/01/30 ........... 4,010,990
6,000,000 Permanent University Fund - Texas
A&M University System Current
Refunding Revenue Bonds, Series
A,
5 .00% , 07/01/32 ........... 6,914,620
10,285,000 Permanent University Fund - Texas
A&M University System
Refunding Revenue Bonds,
5 .50% , 07/01/28 ........... 10,757,025
14,110,000 Permanent University Fund -
Texas A&M University
System University & College
Improvements Revenue Bonds,
5 .00% , 07/01/36 ........... 15,875,066

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 2,000,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5 .00% , 07/01/27 ........... $ 2,077,160
2,550,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5 .00% , 07/01/28 ........... 2,715,439
7,500,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5 .00% , 07/01/40 ........... 8,314,237
10,000,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5 .00% , 07/01/41 ........... 11,011,283
1,875,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series B,
5 .00% , 07/01/26 ........... 1,896,394
6,355,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series B,
5 .00% , 07/01/30 ........... 7,079,171
10,000,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5 .00% , 07/01/26 ........... 10,114,099
6,000,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5 .00% , 07/01/27 ........... 6,233,186
6,500,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5 .00% , 07/01/30 ........... 7,220,476
4,425,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5 .00% , 07/01/31 ........... 5,007,404
4,000,000 Plano Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 02/15/29 ........... 4,322,598
Principal
Amount Value
Texas (continued)
$ 1,250,000 Rankin Independent School
District Pre-refunded School
Improvements GO, (PSF-GTD),
5 .00% , 02/15/26 (b) ......... $ 1,251,191
1,250,000 Rankin Independent School
District Pre-refunded School
Improvements GO, (PSF-GTD),
5 .00% , 02/15/26 (b) ......... 1,251,191
2,435,000 Rankin Independent School
District Pre-refunded School
Improvements GO, (PSF-GTD),
5 .00% , 02/15/26 (b) ......... 2,437,319
20,020,000 Richardson Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/26 ........... 20,039,586
4,000,000 Rockwall Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/29 ........... 4,323,822
4,155,000 Rockwall Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/30 ........... 4,594,137
6,000,000 Rockwall Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/37 ........... 6,988,806
3,500,000 San Angelo Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 02/15/35 ........... 4,129,181
9,515,000 San Angelo Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 02/15/37 ........... 11,011,448
5,575,000 San Angelo Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 02/15/38 ........... 6,400,111
2,500,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 08/15/28 ........... 2,668,385
4,600,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 08/15/31 ........... 5,206,040

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 2,685,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 08/15/32 ........... $ 3,078,553
3,250,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 08/15/33 ........... 3,777,806
2,500,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 08/15/34 ........... 2,941,345
3,200,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 08/15/35 ........... 3,789,337
2,500,000 San Antonio Water System Water
Utility Improvements Revenue
Bonds, Series A,
5 .00% , 05/15/26 ........... 2,519,310
5,000,000 San Antonio Water System Water
Utility Improvements Revenue
Bonds, Series C,
5 .00% , 05/15/29 ........... 5,431,476
2,145,000 San Antonio Water System Water
Utility Improvements Revenue
Bonds, Series C,
5 .00% , 05/15/30 ........... 2,377,526
9,000,000 Spring Branch Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 02/01/26 ........... 9,000,000
9,450,000 Spring Branch Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 02/01/29 ........... 10,174,377
12,935,000 Spring Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/31 ........... 14,632,002
5,000,000 Spring Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/33 ........... 5,812,009
3,250,000 Spring Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/34 ........... 3,818,328
Principal
Amount Value
Texas (continued)
$ 3,000,000 Spring Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/35 ........... $ 3,546,990
3,500,000 Spring Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/36 ........... 4,083,980
5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
2 .18% , 10/01/27 ........... 4,881,833
5,000,000 State of Texas Refunding GO, Series B,
1 .94% , 10/01/31 ........... 4,471,359
18,500,000 Tarrant Regional Water District Water
Supply System Revenue Bonds,
5 .00% , 03/01/31 ........... 20,794,068
15,160,000 Tarrant Regional Water District Water
Supply System Revenue Bonds,
5 .00% , 03/01/34 ........... 17,650,197
7,730,000 Tarrant Regional Water District Water
Utility Improvements Revenue
Bonds,
5 .00% , 09/01/30 ........... 8,618,102
3,000,000 Texas A&M University & College
Improvements Revenue Bonds,
5 .00% , 05/15/30 ........... 3,329,187
2,000,000 Texas A&M University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 05/15/33 ........... 2,330,510
9,000,000 Texas A&M University University &
College Improvements Revenue
Bonds, Series A,
5 .00% , 05/15/33 ........... 10,487,297
10,170,000 Texas State University System
University & College
Improvements Revenue Bonds,
5 .00% , 03/15/28 ........... 10,724,372
4,000,000 Texas State University System
University & College
Improvements Revenue Bonds,
5 .00% , 03/15/29 ........... 4,317,205
4,100,000 Texas State University System
University & College
Improvements Revenue Bonds,
5 .00% , 03/15/30 ........... 4,519,143
1,605,000 Texas State University System
University & College
Improvements Revenue Bonds,
5 .00% , 03/15/31 ........... 1,802,055

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 7,500,000 Texas State University System
University & College
Improvements Revenue Bonds,
5 .00% , 03/15/33 ........... $ 8,666,938
7,500,000 Texas State University System
University & College
Improvements Revenue Bonds,
5 .00% , 03/15/34 ........... 8,770,383
6,700,000 Texas State University System
University & College
Improvements Revenue Bonds,
5 .00% , 03/15/37 ........... 7,659,827
17,185,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 02/15/30 ........... 18,889,676
15,000,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 02/15/32 ........... 17,075,336
4,090,000 Texas Transportation Commission
Current Refunding GO,
5 .00% , 04/01/33 ........... 4,746,763
6,000,000 Texas Transportation Finance Corp.
Refunding Revenue Bonds, Series
A,
5 .00% , 10/01/40 ........... 6,776,278
5,000,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5 .00% , 08/01/40 ........... 5,721,986
2,500,000 Tomball Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 02/15/29 ........... 2,693,226
1,177,203,270
Utah — 0 .5%
2,950,000 City of Salt Lake City Airport Revenue
Bonds, Series A,
5 .00% , 07/01/26 ........... 2,979,486
2,500,000 City of Salt Lake City Airport Revenue
Bonds, Series A,
5 .00% , 07/01/30 ........... 2,729,134
10,000,000 City of Salt Lake City Airport Revenue
Bonds, Series A,
5 .00% , 07/01/33 ........... 10,987,062
Principal
Amount Value
Utah (continued)
$ 3,710,000 Davis School District School
Improvements GO, (School
Board GTY),
5 .00% , 06/01/31 ........... $ 4,206,184
20,901,866
Virginia — 3 .3%
6,790,000 City of Norfolk Recreation Facilities
Improvements GO, Series A,
(State Aid Withholding),
5 .00% , 09/01/31 ........... 7,746,828
5,135,000 City of Norfolk Recreation Facilities
Improvements GO, Series A,
(State Aid Withholding),
5 .00% , 09/01/32 ........... 5,951,303
16,395,000 City of Norfolk Recreation Facilities
Improvements GO, Series A,
(State Aid Withholding),
5 .00% , 09/01/33 ........... 19,263,689
3,500,000 City of Norfolk Recreation Facilities
Improvements GO, Series A,
(State Aid Withholding),
5 .00% , 09/01/35 ........... 4,127,524
16,640,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
4 .00% , 10/01/31 ........... 18,105,821
14,745,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
4 .00% , 10/01/33 ........... 16,287,339
10,045,000 County of Loudoun Public Facilities
GO, Series A,
5 .00% , 12/01/34 ........... 11,996,812
9,265,000 County of Loudoun Public Facilities
GO, Series A,
5 .00% , 12/01/39 ........... 10,594,175
17,900,000 Fairfax County Industrial
Development Authority Health
Care Facilities Revenue Bonds,
5 .00% , 05/15/32 ........... 20,411,760
3,000,000 Hampton Roads Transportation
Accountability Commission
Highway Improvements Revenue
Bonds, Series A,
5 .00% , 07/01/35 ........... 3,407,281
16,330,000 Hampton Roads Transportation
Accountability Commission
Revenue Bonds, Series A,
5 .00% , 07/01/26 ........... 16,520,746

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
Virginia (continued)
$ 2,755,000 Virginia Beach Development Authority
Current Refunding Revenue
Bonds, Series B,
5 .00% , 02/01/26 ........... $ 2,755,000
2,750,000 Virginia Beach Development Authority
Current Refunding Revenue
Bonds, Series B,
5 .00% , 02/01/27 ........... 2,825,638
8,500,000 Virginia Resources Authority Clean
Water Revolving Fund Current
Refunding Revenue Bonds,
5 .00% , 10/01/26 ........... 8,655,167
148,649,083
Washington — 5 .5%
2,000,000 County of King Public Improvements
GO, Series A,
5 .00% , 12/01/34 ........... 2,374,860
5,630,000 County of King Public Improvements
GO, Series A,
5 .00% , 12/01/36 ........... 6,608,307
9,000,000 County of King School District
No 411 Issaquah School
Improvements GO, (School
Board GTY),
5 .00% , 12/01/32 ........... 9,419,971
8,000,000 County of King WA Sewer Revenue
Bonds, Series B,
5 .00% , 07/01/29 ........... 8,520,902
6,250,000 King & Snohomish Counties School
District No 417 Northshore
School Improvements GO,
(School Board GTY),
5 .00% , 12/01/26 ........... 6,392,891
2,270,000 Snohomish County School District
No 15 Edmonds School
Improvements GO, (School
Board GTY),
5 .00% , 12/01/29 ........... 2,496,682
7,135,000 State of Washington Current
Refunding GO, Series R,
5 .00% , 07/01/26 ........... 7,216,498
20,000,000 State of Washington Current
Refunding GO, Series R-2023A,
5 .00% , 08/01/37 ........... 22,725,536
5,620,000 State of Washington GO, Series T,
4 .74% , 08/01/26 ........... 5,650,301
15,000,000 State of Washington Public
Improvements GO, Series T,
4 .12% , 08/01/26 ........... 15,035,460
Principal
Amount Value
Washington (continued)
$ 24,710,000 State of Washington School
Improvements GO, Series
2024-A,
5 .00% , 08/01/42 ........... $ 27,065,352
15,000,000 State of Washington School
Improvements GO, Series A,
5 .00% , 08/01/29 ........... 16,390,157
15,000,000 State of Washington School
Improvements GO, Series A,
5 .00% , 08/01/30 ........... 16,758,293
8,250,000 State of Washington School
Improvements GO, Series A,
5 .00% , 08/01/31 ........... 9,394,777
15,000,000 State of Washington School
Improvements GO, Series A,
5 .00% , 08/01/32 ........... 17,355,604
15,000,000 State of Washington School
Improvements GO, Series A,
5 .00% , 08/01/33 ........... 17,595,166
15,000,000 State of Washington School
Improvements GO, Series A-2,
5 .00% , 08/01/39 ........... 16,615,827
20,000,000 State of Washington School
Improvements GO, Series C,
5 .00% , 02/01/35 ........... 23,438,732
15,000,000 State of Washington School
Improvements GO, Series C,
5 .00% , 02/01/46 ........... 15,957,624
247,012,940
Wisconsin — 1 .4%
5,780,000 State of Wisconsin Crossover
Refunding GO, Series 2,
5 .00% , 11/01/27 ........... 5,977,320
13,780,000 State of Wisconsin GO, Series A,
5 .00% , 05/01/38 ........... 15,328,525
10,000,000 State of Wisconsin Pre-refunded
Current Refunding Revenue
Bonds, Series A,
5 .00% , 05/01/27 (b) ......... 10,343,790
8,000,000 State of Wisconsin University &
College Improvements GO,
Series A,
5 .00% , 05/01/32 ........... 9,037,550
9,410,000 State of Wisconsin Water Utility
Improvements GO, Series A,
5 .00% , 05/01/26 ........... 9,474,074

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
Wisconsin (continued)
$ 10,000,000 State of Wisconsin Water Utility
Improvements GO, Series A,
5 .00% , 05/01/36 ........... $ 11,630,806
61,792,065
Total Municipal Bonds
(Cost $4,134,528,713)
4,216,631,352
CORPORATE BONDS — 1.3%
United States — 1 .3%
8,000,000 Brown University, Series A,
1 .91% , 09/01/30 ........... 7,217,723
5,000,000 J Paul Getty Trust (The),
4 .91% , 04/01/35 ........... 5,080,145
5,000,000 Leland Stanford Junior University
(The),
1 .29% , 06/01/27 ........... 4,840,124
6,400,000 Leland Stanford Junior University
(The),
4 .68% , 03/01/35 ........... 6,419,711
9,275,000 Northwestern University,
4 .94% , 12/01/35 ........... 9,465,260
3,000,000 President and Fellows of Harvard
College,
4 .89% , 03/15/30 ........... 3,099,181
20,000,000 SSM Health Care Corp.,
4 .89% , 06/01/28 ........... 20,315,235
1,800,000 Trustees of Princeton University (The),
4 .65% , 07/01/30 ........... 1,842,329
Total Corporate Bonds
(Cost $58,495,990)
58,279,708
Shares
INVESTMENT COMPANY — 5.1%
228,780,384 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class , 3 .56% (c) 228,780,384
Total Investment Company
(Cost $228,780,384)
228,780,384
TOTAL INVESTMENTS — 100.2%
(Cost $4,421,805,087)
$ 4,503,691,444
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.2)%
(6,924,916)
NET ASSETS — 100.0%
$ 4,496,766,528
(a) These securities are subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at the stated
maturity date.
(b) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c) The rate shown represents the current yield as of January 31, 2026.
AGM — Assured Guaranty Municipal Corp.
GO — General Obligation
GTY — Guaranty
PSF-GTD — Permanent School Fund Guarantee